Share-Based Compensation (Details 1) - ₪ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Number of options, Outstanding at beginning of year	10,752,668	5,979,973
Number of options, Options exercised for shares	(310,180)	(696,980)
Number of options, Options forfeited	(170,375)	(166,667)
Number of options, Option Expired	(693,756)	(726,512)
Number of options, Granted	3,435,790	6,362,854
Number of options, Outstanding at end of year	13,014,147	10,752,668
Weighted Average Exercise price, Outstanding at beginning of year	₪ 1.18	₪ 1.25
Weighted Average Exercise price, Options exercised for shares	1.29	1.16
Weighted Average Exercise price, Options forfeited	1.34	0.63
Weighted Average Exercise price, Option Expired	1.39	1.69
Weighted Average Exercise price, Granted	1.21	1.16
Weighted Average Exercise price, Outstanding at end of year	₪ 1.18	₪ 1.18